Income Tax Expense - Reconciliation of Income Tax Expense and Accounting Profit Before Income Tax (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Reconciliation of income tax expense and accounting profit before income tax [abstract]
Tax calculated based on profit before tax and statutory tax rate	$ 338,116		$ 451,676	$ 804,086
Effects from adjustments based on regulation	(38,880)		(74,094)	(131,873)
Gain (loss) on investment in associates	(31,151)		19,228	11,923
Prior year income tax overestimation	(127,768)		(182,778)	(255,935)
Income tax on unappropriated retained earnings	66,066		85,607	159,744
Effect of different tax rates in countries in which the Group operates	1,134		1,022	230
Income tax expense	$ 207,517	$ 6,328	$ 300,661	$ 588,175